Related Party Transactions - Schedule of Total Management and Director Fees Incurred (Detail) (USD $)	3 Months Ended	5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Aug. 15, 2012 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor
Related Party Transaction [Line Items]
Management Fee	$ 492,000	$ 1,702,000	$ 5,122,000	$ 318,000	$ 370,000	$ 166,000	$ 0
Director Fees				$ 62,000	$ 60,000	$ 0	$ 0